Tax regulations - Additional Information (Detail) $ in Thousands, $ in Thousands, € in Millions				12 Months Ended
	Sep. 02, 2024	Dec. 13, 2023	Jul. 24, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2021	Dec. 31, 2019	May 23, 2023 EUR (€)
Statement [Line Items]
Income tax rate				30.00%	30.00%	30.00%	30.00%
Tax expense (income) at applicable tax rate				$ 301,401	$ 177,248	$ 163,608
Amount Of Revenue In Which Tax Rate Applicable | €										€ 750
Global Minimum Tax Rate										15
General Resolution No. 5,453/2023 [Member]
Statement [Line Items]
Income tax rate						15.00%	15.00%
Tax expense (income) at applicable tax rate							$ 600,000,000
Income tax paid under consecutive installments					$ 2,974	$ 3,031
PAIS [Member]
Statement [Line Items]
Emergency tax rate									30.00%
Tax term									5 years
Mexico [member]
Statement [Line Items]
Income tax rate				30.00%
Import of Goods and Freight [Member]
Statement [Line Items]
Tax rate effect of foreign tax rates	7.50%	17.50%	7.50%
Import of Service [Member]
Statement [Line Items]
Tax rate effect of import tax rates			25.00%
Forecast [Member]
Statement [Line Items]
Income tax rate				100.00%	100.00%			100.00%	7.00%